Net Income Attributable to Canon Inc. Stockholders per Share	12 Months Ended
Dec. 31, 2011
Net Income Attributable to Canon Inc. Stockholders per Share
16.	Net Income Attributable to Canon Inc. Stockholders per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. stockholders per share computations is as follows:

	Years ended December 31
	2011	2010	2009
	(Millions of yen)
Net income attributable to Canon Inc.	¥248,630	¥246,603	¥131,647

	(Number of shares)
Average common shares outstanding	1,215,832,419	1,234,817,434	1,234,481,836
Effect of dilutive securities:
Stock options	60,552	50,603	—

Diluted common shares outstanding	1,215,892,971	1,234,868,037	1,234,481,836

	(Yen)
Net income attributable to Canon Inc. stockholders per share:
Basic	¥204.49	¥199.71	¥106.64
Diluted	204.48	199.70	106.64

The computation of diluted net income attributable to Canon Inc. stockholders per share for the years ended December 31, 2011 and 2010 excludes certain outstanding stock options because the effect would be anti-dilutive. The computation of diluted net income attributable to Canon Inc. stockholders per share for the year ended December 31, 2009 excludes outstanding stock options because the effect would be anti-dilutive.